Cover	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	001-38608
Entity Registrant Name	Datavault AI Inc.
Entity Central Index Key	0001682149
Entity Tax Identification Number	30-1135279
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Commerce Square,
Entity Address, Address Line Two	2005 Market Street, Suite 2400,
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	408
Local Phone Number	627-4716
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DVLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false